Leases (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income and Expenses, Lessee [Abstract]
Operating lease costs	SFr 369	SFr 388
Variable lease costs	50	40
Sublease income	(71)	(78)
Total lease costs	348	350
Other information pertaining to leases [Abstract]
Gains/(losses) on sale and leaseback transactions	15	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(403)	(464)
Right-of-use assets obtained in exchange of new operating lease liabilities	32	102
Changes to right-of-use assets due to lease modifications for operating leases	SFr 32	SFr 221
Weighted average remaining lease term and discount rate [Abstract]
Remaining lease term (years)	11 years 10 months 24 days	12 years 2 months 12 days
Discount rate	2.60%	2.80%
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Due within 1 year	SFr 385	SFr 468
Due between 1 and 2 years	364	387
Due between 2 and 3 years	323	371
Due between 3 and 4 years	278	336
Due between 4 and 5 years	249	286
Thereafter	1,642	1,963
Total	3,241	3,811
Future interest payable	(482)	(598)
Lease liabilities	SFr 2,759	3,213
Operating Leases, Future Minimum Payments Due [Abstract]
Sale Leaseback Transaction, Lease Terms	During 2020, the Group entered into one sale-leaseback transaction, with a lease term of one year. During 2019, the Group entered into 4 sale-leaseback transactions, with lease terms ranging from 5 to 10 years. During 2018, the Group entered into one sale-leaseback transaction with a lease term of ten years.
Bank
Income and Expenses, Lessee [Abstract]
Operating lease costs	SFr 305	324
Variable lease costs	45	37
Sublease income	(87)	(95)
Total lease costs	263	266
Other information pertaining to leases [Abstract]
Gains/(losses) on sale and leaseback transactions	15	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(340)	(400)
Right-of-use assets obtained in exchange of new operating lease liabilities	32	100
Changes to right-of-use assets due to lease modifications for operating leases	SFr 26	SFr 214
Weighted average remaining lease term and discount rate [Abstract]
Remaining lease term (years)	10 years 4 months 24 days	10 years 8 months 12 days
Discount rate	2.90%	3.00%
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Due within 1 year	SFr 320	SFr 403
Due between 1 and 2 years	299	322
Due between 2 and 3 years	262	306
Due between 3 and 4 years	219	274
Due between 4 and 5 years	190	227
Thereafter	1,054	1,314
Total	2,344	2,846
Future interest payable	(363)	(458)
Lease liabilities	SFr 1,981	SFr 2,388
Operating Leases, Future Minimum Payments Due [Abstract]
Sale Leaseback Transaction, Lease Terms	During 2020, the Bank entered into one sale-leaseback transaction with a lease term of one year. During 2019, the Bank entered into 4 sale-leaseback transactions with lease terms ranging from 5 to 10 years. During 2018, the Bank entered into one sale-leaseback transaction with a lease term of ten years.